Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 274
Provisions used during the year	(149)
Other provisions at end of period	125
Non-current	0
Current	125	$ 274
Total	125	274
Onerous contract
Disclosure of other provisions [line items]
Other provisions at beginning of period	274
Provisions used during the year	(149)
Other provisions at end of period	125
Non-current	0
Current	125
Total	$ 125	$ 274